Note 8 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
(in thousands)	2015	2014
Federal, state and foreign net operating losses	$78,474	$72,141
Stock based compensation	7,879	7,778
Accrued liabilities	585	503
Other temporary differences	3,045	6,510
Valuation allowance	(89,983)	(86,932)
	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2015	2014
Federal statutory rate	-34.0%	-34.0%
State taxes, net of federal benefit	16.8%	2.7%
Non-deductible goodwill	0.0%	0.0%
ISO / ESPP	2.1%	0.0%
Other	-27.0%	0.0%
Change in valuation allowance	42.1%	31.3%
Tax provision	0.0%	0.0%